Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Schedule of labor expenses

(in millions of euros)	Note	2020	2019	2018
Average number of employees (full-time equivalents)(1)		133,787	135,619	135,943
Wages and employee benefit expenses		(8,331)	(8,240)	(8,828)
o/w wages and salaries		(6,224)	(6,199)	(6,017)
o/w social security charges (2)		(2,118)	(2,079)	(2,068)
o/w French part-time for seniors plans	7.2	23	6	(773)
o/w capitalized costs (3)		866	848	842
o/w other labor expenses (4)		(879)	(816)	(812)
Employee profit sharing		(142)	(181)	(180)
Share-based compensation	7.3	(18)	(73)	(66)
Total in operating income		(8,490)	(8,494)	(9,074)
Net interest on the net defined liability in finance costs		(12)	(20)	(16)
Actuarial (gains)/losses in other comprehensive income		(31)	(109)	45

(1)	Of whom 34% were Orange SA's French civil servants (36% at December 31, 2019 and 40% at December 31, 2018).
(2)	Net of approximately 85 million euros for competitiveness and employment tax credit for 2018 in France.
(3)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 9.4 and 9.5).
(4)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

Schedule of employee benefits payable

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Post-employment benefits (1)	1,149	1,105	989
Other long-term benefits	1,407	1,867	2,434
o/w French part-time for seniors plans	802	1,233	1,784
Provisions for employment termination benefits	1	2	3
Other employee-related payables and payroll taxes due	1,779	1,782	1,715
Provisions for social risks and litigation	58	59	74
Total	4,395	4,815	5,215
o/w non-current employee benefits	2,202	2,554	2,823
o/w current employee benefits	2,192	2,261	2,392

(1)	Does not include defined contribution plans.

Schedule of benefits to be paid

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2021	2022	2023	2024	2025	2026 and beyond
Post-employment benefits	68	50	38	50	54	2,622
Other long-term benefits (1)	386	279	244	138	31	27
o/w French part-time for seniors plans	305	215	192	90	15	5
Total	454	330	283	188	85	2,649

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

Schedule of key assumptions

The discount rates used for the euro zone (which accounts for 86% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31,		December 31,	December 31,
	2020		2019	2018
More than 10 years	0.55% to 0.90%		0.70% to 0.90%	1.70% à 1.85%
Less than 10 years	-0.35% to 0.70	%(1)	-0.33% to 0.70%	-0.20% à 1.30%

(1)	A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (-0.25% as at December 31, 2019).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (2.90% used) up to 5%.

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills).

“Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates (1)	(111)	123
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(26)	26

(1)	Includes 7 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

Schedule of obligations

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)		Other	2020	2019	2018
Total benefit obligations in the opening balance	543	1,003	17	1,233		634	3,430	3,837	3,727
Service cost	1	60	0	32		57	150	146	786
Net interest on the defined benefit liability	6	12	0	(3)		1	17	27	23
Actuarial losses/(gains) arising from changes of assumptions	17	49	—	37		(0)	102	82	(34)
o/w arising from change in discount rate	34	29	—	(0)		1	63	182	(38)
Actuarial losses/(gains) arising from experience	1	(11)	—	(92)	(1)	(1)	(103)	5	78
Benefits paid	(21)	(33)	(1)	(405)		(95)	(555)	(687)	(746)
Translation adjustment and other	(18)	(4)	(0)	0		10	(11)	20	3
Total benefit obligations in the closing balance (a)	529	1,076	17	802		605	3,029	3,430	3,837
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	529	20	—	—		—	549	562	507
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	1,056	17	802		605	2,480	2,868	3,330
Weighted average duration of the plans (in years)	13	14	18	2		3	8	9	6

(1)	In 2020, actuarial gains related to experience effects take into account a slowdown in the number of entries into the TPS plans.

Schedule of fair value of plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Fair value of plan assets in the opening balance	458	0	—	—	—	458	414	409
Net interest on the defined benefit liability	6	0	—	—	—	6	8	7
(Gains)/Losses arising from experience	25	0	—	—	—	25	26	2
Employer contributions	18	—	—	—	—	18	16	16
Benefits paid by the fund	(18)	—	—	—	—	(18)	(19)	(17)
Translation adjustment and other	(16)	—	—	—	—	(16)	13	(3)
Fair value of plan assets in the closing balance (b)	473	1	—	—	—	474	458	414

Schedule of employee benefits

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Employee benefits in the opening balance	85	1,003	17	1,233	634	2,972	3,423	3,318
Net expense for the period	1	72	1	(26)	57	105	117	889
Employer contributions	(18)	—	—	—	—	(18)	(16)	(16)
Benefits directly paid by the employer	(3)	(33)	(1)	(405)	(95)	(538)	(668)	(729)
Actuarial (gains)/losses generated during the year through other comprehensive income	(7)	38	—	—	—	31	109	(45)
Translation adjustment and other	(2)	(4)	(0)	0	10	4	7	6
Employee benefits in the closing balance - Net unfunded status (a) - (b)	56	1,076	17	802	605	2,556	2,972	3,423
o/w non-current	34	1,031	16	497	596	2,174	2,397	2,722
o/w current	22	45	1	305	9	382	575	701

Schedule of net expense

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Service cost	(1)	(60)	(0)	(32)	(57)	(151)	(146)	(786)
Net interest on the net defined benefit liability	(1)	(12)	(0)	3	(1)	(11)	(19)	(16)
Actuarial gains/(losses)	—	—	—	55	1	57	48	(87)
Total	(1)	(72)	(1)	26	(57)	(105)	(117)	(889)
o/w expenses in operating income	(1)	(60)	(0)	23	(56)	(94)	(98)	(873)
o/w net interest on the net defined liability in finance cost	(1)	(12)	(0)	3	(1)	(11)	(19)	(16)

Schedule of executive compensation

(in millions of euros)	December 31,	December 31,	December 31,
	2020(4)	2019	2018
Short-term benefits excluding employer social security contributions (1)	(16)	(13)	(15)
Short-term benefits: employer’s social security contributions	(5)	(4)	(5)
Post-employment benefits (2)	(0)	(0)	(0)
Share-based compensation (3)	(2)	(2)	(1)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP) in 2020 and 2018.
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).
(4)	In 2020, an amount of (2) million euros relating to termination benefits was paid. These termination benefits are not presented in the compensation table above.

Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

	LTIP 2020 - 2022	LTIP 2019 - 2021	LTIP 2018 - 2020
Measurement date	July 29, 2020	July 24, 2019	July 25, 2018
Vesting date	December 31, 2022	December 31, 2021	December 31, 2020
Price of underlying instrument at measurement date	10.47 euros	13.16 euros	13.98 euros
Price of underlying instrument at closing date	9.73 euros	9.73 euros	9.73 euros
Expected dividends (% of the share price)	6.7%	5.3%	5.0%
Risk free yield	(0.61)%	(0.70)%	(0.33)%
Fair value per share of benefit granted to employees	6.06 euros	7.80 euros	11.23 euros
o/w fair value of internal performance condition	8.58 euros	11.10 euros	11.94 euros
o/w fair value of external performance condition	2.27 euros	4.50 euros	4.50 euros